Income Tax Disclosure: Schedule of Deferred Tax Assets and Liabilities (Tables)	Dec. 31, 2022
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	December 31,	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$2,141,771	$1,761,274
Deferred compensation	83,106	90,002
Deferred tax asset	2,224,877	1,851,277
Less valuation allowance	(2,224,877)	(1,851,277)

Deferred tax asset, net	$-	$-